Provision for post-employment benefits - Funded and Unfunded Pension Plans By Region (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	£ (136.4)	£ (156.1)	£ (159.0)
Present value of liabilities	(688.5)	(772.7)	(767.5)
United Kingdom
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	0.4	0.7	0.3
North America
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(28.1)	(37.9)	(45.2)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(74.0)	(85.9)	(79.4)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(34.7)	(33.0)	(34.7)
Funded plans by region
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(31.0)	(26.3)	(23.8)
Present value of liabilities	(583.1)	(642.9)	(632.3)
Funded plans by region | United Kingdom
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	0.4	0.7	0.3
Present value of liabilities	(231.9)	(262.7)	(247.6)
Funded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	20.1	17.4	12.8
Present value of liabilities	(237.9)	(271.8)	(286.2)
Funded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(45.1)	(38.6)	(33.3)
Present value of liabilities	(87.6)	(84.3)	(77.6)
Funded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(6.4)	(5.8)	(3.6)
Present value of liabilities	(25.7)	(24.1)	(20.9)
Unfunded plans by region
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(105.4)	(129.8)	(135.2)
Present value of liabilities	(105.4)	(129.8)	(135.2)
Unfunded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(48.2)	(55.3)	(58.0)
Present value of liabilities	(48.2)	(55.3)	(58.0)
Unfunded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(28.9)	(47.3)	(46.1)
Present value of liabilities	(28.9)	(47.3)	(46.1)
Unfunded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(28.3)	(27.2)	(31.1)
Present value of liabilities	£ (28.3)	£ (27.2)	£ (31.1)